UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Partners, L.P.
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Address:   280 Park Avenue
           --------------------------------------------------------------
           New York, NY  10017
           --------------------------------------------------------------

Form 13F File Number:  28-6862
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joshua Nash LLC, by Joshua Nash, Member
         --------------------------------------------------------------
Title:   General Partner
         --------------------------------------------------------------
Phone:   212-455-6200
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joshua Nash                     New York, NY                    11/7/01
---------------------               ------------                    -------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------
Form 13F Information Table Entry Total:               16
                                            ---------------------------
Form 13F Information Table Value Total:     $       113,404
                                            ---------------------------
                                                 (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                      FOR QUARTER ENDED SEPTEMBER 30, 2001

                                                                                                             ITEM 6:
                                                                               ITEM 5:                INVESTMENT DISCRETION
                                  ITEM 2:         ITEM 3:        ITEM 4:      Shares or                     (b) Shares
          ITEM 1:                Title of          Cusip          Fair        Principal                     as Defined   (c) Shared
       Name of Issuer              Class          Number      Market Value     Amount           (a) Sole   in Instr. V     Other
-----------------------------------------------------------------------------------------------------------------------------------
COMDISCO INC                 COMMON STOCK          200336105          38,999      66,100           X
DELL COMPUTER CORP.          COMMON STOCK          247025109       4,382,345     236,500           X
DIAMONDS TR                  UNIT SER 1            252787106      41,780,715     472,900           X
FAIRMONT HOTELS              COMMON STOCK          305204109         866,587      56,900           X
GENL MOT CORP CL H           CLASS H               370442832       4,501,541     337,700           X
LIBERTY DIGITAL INC.         CLASS A               530436104         443,105     110,500           X
LIBERTY MEDIA CORP.          COM SER A             530718105      10,382,809     817,544           X
NABORS INDUSTRIES            COMMON STOCK          629568106       2,566,728     122,400           X
NAVISTAR INTL.               COMMON STOCK          63934E108       5,771,475     204,300           X
NEWS CORP.LTD.PFD.           SP ADR PFD            652487802      12,752,710     599,000           X
OCEAN ENERGY INC.            COMMON STOCK          67481E108         550,940      33,800           X
PHILIP MORRIS                COMMON STOCK          718154107      13,067,274     270,600           X
QUALCOMM INC                 COMMON STOCK          747525953       8,832,932     185,800 PUT       X
RELIANT RESOURCES            COMMON STOCK          75952B105         547,560      33,800           X
UNIONBANCAL CORP.            COMMON STOCK          908906100       1,715,688      50,700           X
WASHINGTON MUTUAL            COMMON STOCK          939322103       5,202,496     135,200           X





                                                                 113,403,904


Table continued...


                                                     ITEM 8:
                                             VOTING AUTHORITY SHARES
                             ITEM 7:
          ITEM 1:           Managers
       Name of Issuer       See Instr. V (a) Sole    (b) Shared    (c) None
-----------------------------------------------------------------------------
COMDISCO INC                               X
DELL COMPUTER CORP.                        X
DIAMONDS TR                                X
FAIRMONT HOTELS                            X
GENL MOT CORP CL H                         X
LIBERTY DIGITAL INC.                       X
LIBERTY MEDIA CORP.                        X
NABORS INDUSTRIES                          X
NAVISTAR INTL.                             X
NEWS CORP.LTD.PFD.                         X
OCEAN ENERGY INC.                          X
PHILIP MORRIS                              X
QUALCOMM INC                               X
RELIANT RESOURCES                          X
UNIONBANCAL CORP.                          X
WASHINGTON MUTUAL                          X

